Income taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
The Netherlands	€ (1,938)	€ (110)	€ (494)
Other countries	(9,479)	(26,337)	(64,684)
Current	(11,417)	(26,447)	(65,178)
Deferred:
The Netherlands	0	0	0
Other countries	296	147	28,486
Income tax expense	€ (11,121)	€ (26,300)	€ (36,692)